Employee compensation - Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 128,489	$ 114,854
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	19,909	19,222
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	17,648	16,864
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	55,903	48,040
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 35,029	$ 30,728